Operating Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
Right-of-use assets	$ 2,261	$ 2,742
Lease liability	2,261
Lease cost	$ 700
Weighted average discount rate (as a percent)	2.30%
Partnership's lease liabilities from leased-in equipment
2023	$ 762
2024	762
2025	762
2026	62
Total	2,348
Less imputed interest	87
Carrying value of operating lease liabilities	$ 2,261
Tove Knutsen
Operating Leases
Weighted average remaining lease term	3 years 1 month 6 days
Synnve Knutsen
Operating Leases
Weighted average discount rate for the operating leases determined using the expected incremental borrowing rate for a loan facility of similar term	4.30%